Total
IQ 500 International ETF
IQ 500 International ETF
Investment Objective
The Fund seeks investment results that track (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ 500 International Index (the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ 500 International ETF IQ 500 International ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ 500 International ETF IQ 500 International ETF
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.25%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.25% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ 500 International ETF | IQ 500 International ETF | USD ($)	26	80	141	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio. The rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in the Underlying Index (“Underlying Index Components”). The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track the Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).
The securities that are eligible for inclusion in the Underlying Index are common stock of non-U.S. companies headquartered in developed countries outside the U.S. All eligible securities must have a minimum of 52-week average daily trade volume of  $5 million and 100,000 shares as well as have commenced trading at least two (2) full quarters prior to the annual reconstitution. Additionally, eligible securities must have a minimum market capitalization of at least $1 billion and a minimum average market capitalization of  $1 billion at the time of the annual reconstitution. As of June 30, 2023, the market capitalization range of the companies included in the Underlying Index was $1.14 billion to $472 billion. As of June 30, 2023, the Underlying Index consisted of securities issued by companies domiciled in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.
The Underlying Index Components are selected and weighted utilizing a rules-based methodology (“Methodology”) incorporating fundamental factors. The Methodology ranks the universe of eligible securities based on three fundamental factors: Sales (over annual period), Market Share (over annual period), and Operating Margin (3-year average). The Market Share and Operating Margin ranks are determined relative to other eligible securities within the same sector, while the Sales rank is determined relative to all securities within the eligible universe. A composite rank of the three factors is derived as an equal weighted average. The top 500 securities, based on the composite rank, are included in the Index. The weighting of each security within the Index is derived based on the relative value of each security’s composite score. The Index is reconstituted and rebalanced once a year. At time of the annual rebalance, no single component may have a weighting greater than 5% of the Index. In addition to the annual rebalance, on a quarterly basis the weight of any security that exceeds 10% of the Index is reduced to a maximum weight of 10% and the excess amounts are redistributed proportionately among the other Index components.
To the extent the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index. As of June 30, 2023, the primary sectors within the Underlying Index were consumer discretionary, consumer staples, and industrials.
The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 12.90%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	20.58%	4Q/2020
Lowest Return	-26.12%	1Q/2020

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ 500 International ETF		1 Year	Since Inception [1]	Inception Date
IQ 500 International ETF		(9.66%)	5.72%	Dec. 13, 2018
After Taxes on Distributions | IQ 500 International ETF	[2]	(10.37%)	5.00%
After Taxes on Distributions and Sale of Fund Shares | IQ 500 International ETF	[2]	(5.15%)	4.45%
IQ 500 International Index (reflects no deduction for fees, expenses or taxes)		(9.56%)	5.91%	Dec. 13, 2018
MSCI EAFE® Index (Net) (reflects no deduction for fees, expenses or taxes)		(14.45%)	4.91%	Dec. 13, 2018
[1]	The Fund commenced operations on December 13, 2018.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.